KANSAS CITY LIFE INSURANCE COMPANY

Kansas City Life Variable Annuity Separate Account
Kansas City Life Variable Life Separate Account

Supplement dated August 1, 2017 to the Prospectuses dated May 1, 2017 for the

Century II Variable Annuity Contract
Century II Affinity Variable Annuity Contract
Century II Freedom Variable Annuity Contract
Century II Single Premium Affinity Variable Annuity Contract
Century II Variable Universal Life Insurance Contract
Century II Alliance Variable Universal Life Insurance Contract
Century II Survivorship Variable Universal Life Insurance Contract
Century II Heritage Survivorship Variable Universal Life Insurance Contract
Century II Accumulator Variable Universal Life Insurance Contract

Effective August 1, 2017, the Prospectuses are amended as follows:

Under the heading "Annual Portfolio Operating Expenses" please replace the information relating to American Century Variable Portfolios, Inc. and American Century Variable Portfolios II, Inc. with the following:

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operating Expenses After Reimbursement
American Century Variable Portfolios, Inc.
VP Capital Appreciation Fund – Class I	1.00%	NA	0.00%	NA	1.00%	0.04%[1]	0.96%
VP Income & Growth Fund – Class I	0.70%	NA	0.00%	NA	0.70%	NA	NA
VP International Fund – Class I	1.35%	NA	0.02%	NA	1.37%	0.33%[2]	1.04%
VP Mid Cap Value Fund – Class I	1.00%	NA	0.00%	0.01%	1.01%	0.16%[3]	0.85%
VP Ultra® Fund – Class I	1.00%	NA	0.01%	NA	1.01%	0.17%[4]	0.84%
VP Value Fund – Class I	0.97%	NA	0.01%	NA	0.98%	0.19%[5]	0.79%
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund – Class II	0.46%	0.25%	0.02%	NA	0.73%	NA	NA

1 The advisor has agreed to waive 0.04 percentage points of the fund's management fee. The advisor expects this waiver to continue until July 31, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.
2 The advisor has agreed to waive 0.33 percentage points of the fund's management fee. The advisor expects this waiver to continue until July 31, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.
3 The advisor has agreed to waive 0.16 percentage points of the fund's management fee. The advisor expects this waiver to continue until July 31, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.
4 The advisor has agreed to waive 0.17 percentage points of the fund's management fee. The advisor expects this waiver to continue until July 31, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.
5 The advisor has agreed to waive 0.19 percentage points of the fund's management fee. The advisor expects this waiver to continue until July 31, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

THIS SUPPLEMENT SHOULD BE READ CAREFULLY TOGETHER WITH THE PROSPECTUS, AND BOTH DOCUMENTS SHOULD BE KEPT TOGETHER FOR FUTURE REFERENCE.